17. BASIC AND DILUTED EPS (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CAD ($) shares
Details
Net (Loss) before Comprehensive (Loss) | $		$ (45,218,074)		$ (4,481,751)
Comprehensive (Loss) | $		$ (46,221,857)		$ (4,047,903)
Weighted Average Number of Shares Outstanding, Basic | shares		34,183,348		18,426,467
Earnings Per Share, Basic	$ (1.32)		$ (0.24)
Basic earnings (loss) per share	(1.35)		(0.22)
Weighted Average Number of Shares Outstanding, Diluted | shares		34,183,348		18,426,467
Earnings Per Share, Diluted	(1.32)		(0.24)
Diluted earnings (loss) per share	$ (1.35)		$ (0.22)